Debt - Short-term debt (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt [Abstract]
Short-term bank borrowings	€ 89	€ 47
Current portion of non-current borrowings	842	459
Current borrowings and current portion of non-current borrowings	€ 931	€ 506	€ 1,229